Debt (Long-term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	May 07, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 140.2
Unamortized Deferred Financing Costs	(5.9)		$ (4.3)
Debt Instrument, Unamortized Discount (Premium), Net	(1.0)		(0.5)
Total long-term debt at subsidiary	574.4		586.1
Less: current portion	(139.8)		(103.6)
Long-term debt, net of current portion	1,223.3		1,372.3
Long-term Debt, Maturities, Repayments of Principal in Year Two	380.2
Long-term Debt, Maturities, Repayments of Principal in Year Three	0.2
Long-term Debt, Maturities, Repayments of Principal in Year Four	0.2
Long-term Debt, Maturities, Repayments of Principal in Year Five	0.2
Long-term Debt, Maturities, Repayments of Principal after Year Five	857.1
Total Maturities Before Unamortized Adjustments	1,378.1
Unamortized adjustments to market value from purchase accounting	3.7
Unamortized Deferred Financing Costs, Consolidated	(11.3)
Long Term Debt Maturities Repayments Of Principal, Total	1,363.1
Long-term Line of Credit	104.0		0.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs (Subsidiary)	(5.4)		(6.3)
Debt Instrument, Unamortized Discount (Premium), Net	(2.7)		(1.4)
Long-term Line of Credit	40.0		0.0
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 425.0
Debt instrument maturity year	Jan. 01, 2049
Debt instrument interest percentage	3.95%
Ten Year Senior Unsecured Bonds At 435 Maturing At April 15 2029 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	Apr. 15, 2029
Debt instrument interest percentage	4.35%
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0.0		436.1
Debt instrument maturity year	Aug. 24, 2022
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0
Debt instrument maturity year	Aug. 01, 2020
Two Point Four Nine to Two Point Nine Three and One Point Two Nine to One Point Four Two Bonds Maturing In Two Thousand Twenty [Member] [Domain]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0		140.0
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.5		17.7
Debt instrument maturity year	Feb. 01, 2061
Debt instrument interest percentage	4.20%
Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	Jul. 31, 2020
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross			99.0
Debt instrument maturity year	Oct. 01, 2019
Debt instrument interest percentage	6.75%
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 380.0	$ 780.0	780.0
Debt instrument maturity year	Oct. 01, 2021
Debt instrument interest percentage	7.25%
4.35% Senior Notes due 2029 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 400.0
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 15.6		$ 15.6
Debt instrument maturity year	Sep. 01, 2031
Debt instrument interest percentage	8.125%
Minimum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	3.57%		4.00%
Minimum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage	2.49%		1.29%
Minimum [Member] | Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	3.02%		2.67%
Maximum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.82%		4.60%
Maximum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage	2.93%		1.42%
Maximum [Member] | Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	4.10%		3.02%
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 1,363.1		$ 1,475.9